Significant Accounting Policies - Schedule of Depreciable Rates of Property and Equipment (Details)	Dec. 31, 2024
Laboratory equipment [Member]
Schedule of Depreciable Rates of Property and Equipment [Line Items]
Depreciation rates property, plant and equipment	10.00%
Computers, office furniture and equipment [Member]
Schedule of Depreciable Rates of Property and Equipment [Line Items]
Depreciation rates property, plant and equipment	33.00%
Median [Member] | Laboratory equipment [Member]
Schedule of Depreciable Rates of Property and Equipment [Line Items]
Depreciation rates property, plant and equipment	10.00%
Minimum [Member] | Computers, office furniture and equipment [Member]
Schedule of Depreciable Rates of Property and Equipment [Line Items]
Depreciation rates property, plant and equipment	6.00%
Maximum [Member] | Computers, office furniture and equipment [Member]
Schedule of Depreciable Rates of Property and Equipment [Line Items]
Depreciation rates property, plant and equipment	33.00%